Other Long-Term Assets	12 Months Ended
Dec. 31, 2020
Disclosure of Other Long-Term Assets [Abstract]
OTHER LONG-TERM ASSETS

14. OTHER LONG-TERM ASSETS

As at December 31,	2020	2019
Prepaid expenses	$452	$640
Deferred charges (Note 12)	775	1,039
Income tax recoverable	8,418	6,283
Other	277	302
Other long-term assets	$9,922	$8,264